Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	Aterian, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1739858
Entity Address, Address Line One	350 Springfield Avenue Suite #200
Entity Address, City or Town	Summit
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07901
City Area Code	347
Local Phone Number	676-1681
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001757715
Amendment Flag	false